Principal Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) Segments Reporting_Unit	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)
Significant Accounting Policies [Line Items]
Rate of translations of amounts from RMB into US$	6.9618			6.9618
Number of reporting unit | Reporting_Unit	1
Impairment of long-lived assets	¥ 0	¥ 0	¥ 0
Noble member status duration	1 month
Discounts and rebates to advertising customers	¥ 63,622	21,796	8,714
Accounts receivable, net	61,708	43,849		$ 8,864
Amount of Impairment Recognized	0
Revenue expected to be recognized from remaining performance obligations	959,918
Employee social security and welfare benefits	¥ 128,256	80,436	48,312
Percentage of weighted to income and market approach	50.00%
Interest and penalties recognized associated with uncertain tax positions	¥ 0	0	0
Unrecognized uncertain tax positions	¥ 0	0
Minimum percentage appropriation to general reserve fund required	10.00%			10.00%
Reserve level threshold for mandatory appropriation requirement (as a percent)	50.00%
Minimum percentage appropriation to statutory surplus fund required	10.00%			10.00%
Surplus fund threshold for mandatory appropriation requirement (as a percent)	50.00%
Appropriations for the general reserve funds and statutory surplus fund	¥ 30,045	34,634	0
Dividends	¥ 0	0	0
Number of reportable segment | Segments	1
Operating lease assets	¥ 102,824	0		$ 14,770	¥ 92,075
Operating lease liabilities	101,988				¥ 91,654
Related Parties Payment Platform [Member]
Significant Accounting Policies [Line Items]
Accounts receivable, net	31,261	239,290	101,536
Third Party Payment Platforms [Member]
Significant Accounting Policies [Line Items]
Accounts receivable, net	43,339	30,507	14,459
Third Party Distribution Platforms [Member]
Significant Accounting Policies [Line Items]
Accounts receivable, net	3,978	2,941	2,215
Related Party Distribution Platforms [Member]
Significant Accounting Policies [Line Items]
Accounts receivable, net	687
Third Party Advertising [Member]
Significant Accounting Policies [Line Items]
Accounts receivable, net	15,313	11,323	13,673
Amount of Impairment Recognized		632	500
Related Party Advertising [Member]
Significant Accounting Policies [Line Items]
Accounts receivable, net			0
Tencent Holdings Limited [Member]
Significant Accounting Policies [Line Items]
Accounts receivable, net	¥ 2,994	5,926
Maximum [Member]
Significant Accounting Policies [Line Items]
Noble member status duration	24 months
Pre-IPO Preferred Shares [Member]
Significant Accounting Policies [Line Items]
Redemption term	4 years
Research and Development Expenses [Member]
Significant Accounting Policies [Line Items]
Capitalized costs	¥ 0	0	0
Sales and Marketing Expenses [Member]
Significant Accounting Policies [Line Items]
Advertising and market promotion expenses	¥ 353,829	155,709	72,960
Advertising Revenue [Member]
Significant Accounting Policies [Line Items]
Period over which payments are due	3 months
Advertising Revenue [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Advertising revenues contract term	3 months
Live Streaming [Member]
Significant Accounting Policies [Line Items]
Deferred Revenue	¥ 951,166	543,245	285,826
Deferred Revenue, Revenue Recognized	462,511	240,802	56,526
Online Games [Member]
Significant Accounting Policies [Line Items]
Deferred Revenue	8,752	6,867	2,617
Deferred Revenue, Revenue Recognized	¥ 6,867	¥ 2,617	¥ 0